Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Jun. 10, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Jun. 01, 2015	Oct. 31, 2014
C000143043
Account Value [Line Items]
Account Value	$ 30,017	$ 22,152	$ 20,489	$ 23,627	$ 16,620	$ 15,989		$ 14,244	$ 13,553	$ 10,928	$ 10,446		$ 10,000
C000143044
Account Value [Line Items]
Account Value	28,587	21,263	19,808	23,017	16,317	15,813		14,199	13,553	10,928	10,446		10,000
C000148917
Account Value [Line Items]
Account Value	30,959	22,774	20,962	24,082	16,883	16,171		14,349	13,618	10,962	10,465		10,000
C000166214
Account Value [Line Items]
Account Value	31,032	22,818	20,998	24,119	16,893	16,189		14,361	13,627	10,968	10,468		10,000
C000143046
Account Value [Line Items]
Account Value	30,505	22,461	20,718	23,828	16,723	16,048		14,261	13,553	10,928	10,446		10,000
C000143047
Account Value [Line Items]
Account Value	31,072	22,850	21,021	24,141	16,913	16,192		14,360	13,633	10,959	10,468		10,000
C000066902
Account Value [Line Items]
Account Value	24,405	19,164	18,702	20,276	14,079	14,370		12,998	12,420	10,128	9,819		9,425
C000066903
Account Value [Line Items]
Account Value	24,011	18,995	18,678	20,411	14,277	14,682		13,382	12,886	10,586	10,339		10,000
C000066904
Account Value [Line Items]
Account Value	26,615	20,834	20,282	21,930	15,181	15,448		13,935	13,278	10,800	10,439		10,000
C000004295
Account Value [Line Items]
Account Value	27,038	21,136	20,542	22,179	15,331	15,574		14,026	13,343	10,839	10,468		10,000
C000066914
Account Value [Line Items]
Account Value	26,052	20,098	19,130	21,318	15,678	14,967		13,050	12,177	10,298	9,882		9,425
C000066915
Account Value [Line Items]
Account Value	25,644	19,930	19,112	21,459	15,900	15,295		13,440	12,636	10,766	10,409		10,000
C000066916
Account Value [Line Items]
Account Value	28,433	21,869	20,754	23,061	16,911	16,101		13,998	13,023	10,983	10,514		10,000
C000004313
Account Value [Line Items]
Account Value	28,908	22,200	21,035	23,336	17,084	16,242		14,100	13,098	11,026	10,534		10,000
C000115674
Account Value [Line Items]
Account Value	26,173	19,435	17,721	22,004	15,806	14,235		12,779	12,337	9,992	9,747		9,424
C000115675
Account Value [Line Items]
Account Value	25,752	19,262	17,705	22,147	16,027	14,535		13,150	12,792	10,444	10,266		10,000
C000178405
Account Value [Line Items]
Account Value	28,684	21,222	19,287	23,871	17,072	15,328		13,719	13,198	10,662	10,366		10,000
C000115677
Account Value [Line Items]
Account Value	28,473	21,083	19,183	23,762	17,018	15,285		13,698	13,183	10,662	10,366		10,000
C000198621
Account Value [Line Items]
Account Value	28,674	21,199	19,262	23,839	17,049	15,307		13,694	13,183	10,662	10,366		10,000
C000066905
Account Value [Line Items]
Account Value	19,395	15,057	16,408	19,019	11,862	12,899		12,488	12,154	9,635	9,268		9,424
C000066906
Account Value [Line Items]
Account Value	19,084	14,925	16,390	19,144	12,032	13,184		12,856	12,605	10,069	9,758		10,000
C000178340
Account Value [Line Items]
Account Value	21,326	16,491	17,902	20,667	12,841	13,909		13,410	13,000	10,270	9,854		10,000
C000166199
Account Value [Line Items]
Account Value	21,473	16,600	18,015	20,795	12,916	13,989		13,477	13,066	10,313	9,877		10,000
C000066907
Account Value [Line Items]
Account Value	21,159	16,376	17,799	20,568	12,794	13,874		13,387	12,992	10,270	9,854		10,000
C000004298
Account Value [Line Items]
Account Value	21,519	16,632	18,045	20,820	12,927	13,997		13,490	13,071	10,313	9,877		10,000
C000148918
Account Value [Line Items]
Account Value	15,362	12,595	11,159	14,137	10,308	11,630		10,792	11,707	9,451	9,768		10,000
C000166215
Account Value [Line Items]
Account Value	15,398	12,614	11,167	14,139	10,325	11,632		10,792	11,718	9,454	9,757		10,000
C000143052
Account Value [Line Items]
Account Value	15,147	12,435	11,034	13,980	10,229	11,546		10,718	11,654	9,420	9,747		10,000
C000143048
Account Value [Line Items]
Account Value	15,426	12,628	11,192	14,160	10,331	11,639		10,795	11,709	9,454	9,757		10,000
C000066910
Account Value [Line Items]
Account Value	14,682	12,143	10,776	13,998	10,026	11,151		10,374	11,323	9,183	9,359		9,426
C000066908
Account Value [Line Items]
Account Value	14,448	12,038	10,766	14,088	10,165	11,394		10,681	11,746	9,598	9,854		10,000
C000178350
Account Value [Line Items]
Account Value	16,141	13,298	11,755	15,209	10,852	12,023		11,142	12,111	9,791	9,952		10,000
C000066909
Account Value [Line Items]
Account Value	16,016	13,210	11,691	15,141	10,813	11,990		11,124	12,106	9,791	9,952		10,000
C000004304
Account Value [Line Items]
Account Value	16,286	13,410	11,850	15,321	10,926	12,098		11,206	12,176	9,832	9,975		10,000
C000042371
Account Value [Line Items]
Account Value	23,039	17,736	15,903	19,349	13,643	13,449		12,163	12,163	9,856	9,756		9,421
C000042372
Account Value [Line Items]
Account Value	22,698	17,599	15,917	19,501	13,857	13,755		12,537	12,630	10,312	10,287		10,000
C000178375
Account Value [Line Items]
Account Value	25,268	19,385	17,315	20,986	14,757	14,490		13,065	13,018	10,511	10,380		10,000
C000042374
Account Value [Line Items]
Account Value	25,064	19,256	17,232	20,901	14,706	14,456		13,043	13,007	10,511	10,380		10,000
C000066919
Account Value [Line Items]
Account Value	25,584	19,609	17,502	21,185	14,888	14,610		13,145	13,093	10,565	10,409		10,000
C000043464
Account Value [Line Items]
Account Value	11,312	9,192	8,358	12,450	10,310	10,265		9,362	10,926	8,645	7,906		9,424
C000004231
Account Value [Line Items]
Account Value	11,139	9,118	8,358	12,536	10,465	10,492		9,644	11,335	9,040	8,330		10,000
C000178285
Account Value [Line Items]
Account Value	12,404	10,046	9,102	13,504	11,146	11,060		10,048	11,687	9,217	8,414		10,000
C000166195
Account Value [Line Items]
Account Value	12,512	10,130	9,176	13,602	11,225	11,130		10,107	11,745	9,256	8,430		10,000
C000004230
Account Value [Line Items]
Account Value	12,304	9,981	9,049	13,440	11,106	11,034		10,033	11,681	9,217	8,414		10,000
C000066900
Account Value [Line Items]
Account Value	12,537	10,145	9,186	13,618	11,233	11,136		10,110	11,747	9,256	8,430		10,000
C000089689
Account Value [Line Items]
Account Value	26,523	19,886	18,083	22,015	15,744	14,382		12,857	12,336	10,063	9,866		9,426
C000004234
Account Value [Line Items]
Account Value	26,099	19,717	18,063	22,157	15,965	14,694		13,234	12,794	10,515	10,388		10,000
C000178286
Account Value [Line Items]
Account Value	29,070	21,717	19,681	23,877	17,014	15,491		13,802	13,193	10,728	10,492		10,000
C000004233
Account Value [Line Items]
Account Value	28,846	21,575	19,568	23,763	16,952	15,447		13,778	13,183	10,728	10,492		10,000
C000089690
Account Value [Line Items]
Account Value	18,540	14,255	15,117	18,389	12,451	12,687		11,936	11,580	9,348	9,349		9,426
C000004237
Account Value [Line Items]
Account Value	18,297	14,173	15,139	18,549	12,648	12,981		12,298	12,020	9,773	9,847		10,000
C000178295
Account Value [Line Items]
Account Value	20,384	15,618	16,499	19,991	13,490	13,688		12,828	12,397	9,972	9,945		10,000
C000004236
Account Value [Line Items]
Account Value	20,225	15,510	16,405	19,895	13,438	13,650		12,809	12,387	9,972	9,945		10,000
C000152720
Account Value [Line Items]
Account Value	12,771	10,637	9,486	12,808	9,649	10,442		9,660	10,828	8,714	8,567	$ 9,425
C000152721
Account Value [Line Items]
Account Value	12,626	10,591	9,517	12,939	9,828	10,722		9,989	11,292	9,141	9,060	10,000
C000178423
Account Value [Line Items]
Account Value	13,983	11,601	10,305	13,867	10,403	11,231		10,347	11,565	9,266	9,100	10,000
C000152723
Account Value [Line Items]
Account Value	13,867	11,514	10,248	13,793	10,368	11,193		10,332	11,555	9,266	9,100	10,000
C000210287
Account Value [Line Items]
Account Value	13,283	10,934	11,332	12,842	8,660	9,802	$ 9,425
C000210288
Account Value [Line Items]
Account Value	13,524	11,218	11,721	13,380	9,089	10,370	10,000
C000210291
Account Value [Line Items]
Account Value	14,358	11,783	12,169	13,738	9,224	10,410	10,000
C000210293
Account Value [Line Items]
Account Value	14,279	11,727	12,125	13,703	9,219	10,410	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511		14,464	13,520	10,933	10,486		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,298	23,429	21,617	25,894	17,995	16,337		14,395	13,504	10,892	10,449		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,298	23,429	21,617	25,894	17,995	16,337		14,395	13,504	10,892	10,449		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,298	23,429	21,617	25,894	17,995	16,337		14,395	13,504	10,892	10,449		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,298	23,429	21,617	25,894	17,995	16,337		14,395	13,504	10,892	10,449		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,298	23,429	21,617	25,894	17,995	16,337		14,395	13,504	10,892	10,449		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,298	23,429	21,617	25,894	17,995	16,337		14,395	13,504	10,892	10,449		10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	16,753	13,528	12,019	15,416	11,369	12,197		10,981	11,777	9,595	9,819		10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	16,753	13,528	12,019	15,416	11,369	12,197		10,981	11,777	9,595	9,819		10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	16,753	13,528	12,019	15,416	11,369	12,197		10,981	11,777	9,595	9,819		10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	16,753	13,528	12,019	15,416	11,369	12,197		10,981	11,777	9,595	9,819		10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	16,753	13,528	12,019	15,416	11,369	12,197		10,981	11,777	9,595	9,819		10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	16,753	13,528	12,019	15,416	11,369	12,197		10,981	11,777	9,595	9,819		10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	16,753	13,528	12,019	15,416	11,369	12,197		10,981	11,777	9,595	9,819		10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	16,753	13,528	12,019	15,416	11,369	12,197		10,981	11,777	9,595	9,819		10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	16,753	13,528	12,019	15,416	11,369	12,197		10,981	11,777	9,595	9,819		10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042	14,413		12,789	12,643	10,298	10,177		10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042	14,413		12,789	12,643	10,298	10,177		10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042	14,413		12,789	12,643	10,298	10,177		10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042	14,413		12,789	12,643	10,298	10,177		10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042	14,413		12,789	12,643	10,298	10,177		10,000
MSCI Emerging Markets Index Net
Account Value [Line Items]
Account Value	14,012	11,181	10,092	14,631	12,509	11,556		10,331	11,809	9,339	8,547		10,000
MSCI Emerging Markets Index Net
Account Value [Line Items]
Account Value	14,012	11,181	10,092	14,631	12,509	11,556		10,331	11,809	9,339	8,547		10,000
MSCI Emerging Markets Index Net
Account Value [Line Items]
Account Value	14,012	11,181	10,092	14,631	12,509	11,556		10,331	11,809	9,339	8,547		10,000
MSCI Emerging Markets Index Net
Account Value [Line Items]
Account Value	14,012	11,181	10,092	14,631	12,509	11,556		10,331	11,809	9,339	8,547		10,000
MSCI Emerging Markets Index Net
Account Value [Line Items]
Account Value	14,012	11,181	10,092	14,631	12,509	11,556		10,331	11,809	9,339	8,547		10,000
MSCI Emerging Markets Index Net
Account Value [Line Items]
Account Value	14,012	11,181	10,092	14,631	12,509	11,556		10,331	11,809	9,339	8,547		10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	33,950	24,599	22,334	26,155	18,301	16,681		14,591	13,593	10,994	10,520		10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	33,950	24,599	22,334	26,155	18,301	16,681		14,591	13,593	10,994	10,520		10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	33,950	24,599	22,334	26,155	18,301	16,681		14,591	13,593	10,994	10,520		10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	33,950	24,599	22,334	26,155	18,301	16,681		14,591	13,593	10,994	10,520		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,298	23,429	21,617	25,894	17,995	16,337		14,395	13,504	10,892	10,449		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,298	23,429	21,617	25,894	17,995	16,337		14,395	13,504	10,892	10,449		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,298	23,429	21,617	25,894	17,995	16,337		14,395	13,504	10,892	10,449		10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	32,298	23,429	21,617	25,894	17,995	16,337		14,395	13,504	10,892	10,449		10,000
MSCI AC World Index ex USA Net
Account Value [Line Items]
Account Value	15,421	12,403	11,067	14,703	11,339	11,643		10,464	11,404	9,224	9,203	10,000
MSCI AC World Index ex USA Net
Account Value [Line Items]
Account Value	15,421	12,403	11,067	14,703	11,339	11,643		10,464	11,404	9,224	9,203	10,000
MSCI AC World Index ex USA Net
Account Value [Line Items]
Account Value	15,421	12,403	11,067	14,703	11,339	11,643		10,464	11,404	9,224	9,203	10,000
MSCI AC World Index ex USA Net
Account Value [Line Items]
Account Value	15,421	12,403	11,067	14,703	11,339	11,643		10,464	11,404	9,224	9,203	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	18,572	13,893	12,575	15,425	10,985	10,525	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	18,572	13,893	12,575	15,425	10,985	10,525	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	18,572	13,893	12,575	15,425	10,985	10,525	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	18,572	13,893	12,575	15,425	10,985	10,525	10,000
Equity Income Fund Linked Benchmark
Account Value [Line Items]
Account Value	26,572	20,287	20,260	21,785	15,154	16,394		14,464	13,520	10,933	10,486		10,000
Russell 1000® Value Index
Account Value [Line Items]
Account Value	23,392	17,860	17,836	19,178	13,340	14,432		12,977	12,595	10,693	10,053		10,000
Equity Income Fund Linked Benchmark
Account Value [Line Items]
Account Value	26,572	20,287	20,260	21,785	15,154	16,394		14,464	13,520	10,933	10,486		10,000
Russell 1000® Value Index
Account Value [Line Items]
Account Value	23,392	17,860	17,836	19,178	13,340	14,432		12,977	12,595	10,693	10,053		10,000
Equity Income Fund Linked Benchmark
Account Value [Line Items]
Account Value	26,572	20,287	20,260	21,785	15,154	16,394		14,464	13,520	10,933	10,486		10,000
Russell 1000® Value Index
Account Value [Line Items]
Account Value	23,392	17,860	17,836	19,178	13,340	14,432		12,977	12,595	10,693	10,053		10,000
Equity Income Fund Linked Benchmark
Account Value [Line Items]
Account Value	26,572	20,287	20,260	21,785	15,154	16,394		14,464	13,520	10,933	10,486		10,000
Russell 1000® Value Index
Account Value [Line Items]
Account Value	23,392	17,860	17,836	19,178	13,340	14,432		12,977	12,595	10,693	10,053		10,000
Sustainable Equity Linked Benchmark
Account Value [Line Items]
Account Value	32,256	23,362	21,339	25,518	18,491	17,289		14,564	13,352	11,047	10,581		10,000
Sustainable Equity Linked Benchmark
Account Value [Line Items]
Account Value	32,256	23,362	21,339	25,518	18,491	17,289		14,564	13,352	11,047	10,581		10,000
Sustainable Equity Linked Benchmark
Account Value [Line Items]
Account Value	32,256	23,362	21,339	25,518	18,491	17,289		14,564	13,352	11,047	10,581		10,000
Sustainable Equity Linked Benchmark
Account Value [Line Items]
Account Value	32,256	23,362	21,339	25,518	18,491	17,289		14,564	13,352	11,047	10,581		10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	21,460	16,006	17,506	21,490	14,251	14,270		13,603	13,355	10,446	10,034		10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	21,460	16,006	17,506	21,490	14,251	14,270		13,603	13,355	10,446	10,034		10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	21,460	16,006	17,506	21,490	14,251	14,270		13,603	13,355	10,446	10,034		10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	21,460	16,006	17,506	21,490	14,251	14,270		13,603	13,355	10,446	10,034		10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	21,460	16,006	17,506	21,490	14,251	14,270		13,603	13,355	10,446	10,034		10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	21,460	16,006	17,506	21,490	14,251	14,270		13,603	13,355	10,446	10,034		10,000
Multifactor International Equity Index (Linked)
Account Value [Line Items]
Account Value	16,894	13,642	12,120	15,546	11,465	12,300		11,073	11,861	9,633	9,864		10,000
Multifactor International Equity Index (Linked)
Account Value [Line Items]
Account Value	16,894	13,642	12,120	15,546	11,465	12,300		11,073	11,861	9,633	9,864		10,000
Multifactor International Equity Index (Linked)
Account Value [Line Items]
Account Value	16,894	13,642	12,120	15,546	11,465	12,300		11,073	11,861	9,633	9,864		10,000
Multifactor International Equity Index (Linked)
Account Value [Line Items]
Account Value	16,894	13,642	12,120	15,546	11,465	12,300		11,073	11,861	9,633	9,864		10,000
International Developed Markets Linked Benchmark
Account Value [Line Items]
Account Value	16,894	13,642	12,120	15,546	11,465	12,300		11,073	11,861	9,633	9,864		10,000
International Developed Markets Linked Benchmark
Account Value [Line Items]
Account Value	16,894	13,642	12,120	15,546	11,465	12,300		11,073	11,861	9,633	9,864		10,000
International Developed Markets Linked Benchmark
Account Value [Line Items]
Account Value	16,894	13,642	12,120	15,546	11,465	12,300		11,073	11,861	9,633	9,864		10,000
International Developed Markets Linked Benchmark
Account Value [Line Items]
Account Value	16,894	13,642	12,120	15,546	11,465	12,300		11,073	11,861	9,633	9,864		10,000
International Developed Markets Linked Benchmark
Account Value [Line Items]
Account Value	16,894	13,642	12,120	15,546	11,465	12,300		11,073	11,861	9,633	9,864		10,000
Global Equity Linked Benchmark
Account Value [Line Items]
Account Value	25,529	19,097	17,286	21,204	15,100	14,468		12,839	12,682	10,308	10,189		10,000
Global Equity Linked Benchmark
Account Value [Line Items]
Account Value	25,529	19,097	17,286	21,204	15,100	14,468		12,839	12,682	10,308	10,189		10,000
Global Equity Linked Benchmark
Account Value [Line Items]
Account Value	25,529	19,097	17,286	21,204	15,100	14,468		12,839	12,682	10,308	10,189		10,000
Global Equity Linked Benchmark
Account Value [Line Items]
Account Value	25,529	19,097	17,286	21,204	15,100	14,468		12,839	12,682	10,308	10,189		10,000
Global Equity Linked Benchmark
Account Value [Line Items]
Account Value	25,529	19,097	17,286	21,204	15,100	14,468		12,839	12,682	10,308	10,189		10,000
Emerging Markets Linked Benchmark
Account Value [Line Items]
Account Value	14,107	11,257	10,160	14,730	12,594	11,634		10,401	11,854	9,454	8,642		10,000
Emerging Markets Linked Benchmark
Account Value [Line Items]
Account Value	14,107	11,257	10,160	14,730	12,594	11,634		10,401	11,854	9,454	8,642		10,000
Emerging Markets Linked Benchmark
Account Value [Line Items]
Account Value	14,107	11,257	10,160	14,730	12,594	11,634		10,401	11,854	9,454	8,642		10,000
Emerging Markets Linked Benchmark
Account Value [Line Items]
Account Value	14,107	11,257	10,160	14,730	12,594	11,634		10,401	11,854	9,454	8,642		10,000
Emerging Markets Linked Benchmark
Account Value [Line Items]
Account Value	14,107	11,257	10,160	14,730	12,594	11,634		10,401	11,854	9,454	8,642		10,000
Emerging Markets Linked Benchmark
Account Value [Line Items]
Account Value	14,107	11,257	10,160	14,730	12,594	11,634		10,401	11,854	9,454	8,642		10,000
Russell 2500™ Index
Account Value [Line Items]
Account Value	23,503	17,661	18,517	22,467	15,035	14,723		13,527	13,158	10,554	10,150		10,000
Russell 2500™ Index
Account Value [Line Items]
Account Value	23,503	17,661	18,517	22,467	15,035	14,723		13,527	13,158	10,554	10,150		10,000
Russell 2500™ Index
Account Value [Line Items]
Account Value	23,503	17,661	18,517	22,467	15,035	14,723		13,527	13,158	10,554	10,150		10,000
Russell 2500™ Index
Account Value [Line Items]
Account Value	23,503	17,661	18,517	22,467	15,035	14,723		13,527	13,158	10,554	10,150		$ 10,000
Tax-Managed International Equity Index (Linked)
Account Value [Line Items]
Account Value	15,499	12,466	11,123	14,777	11,397	11,702		10,517	11,453	9,245	9,221	10,000
Tax-Managed International Equity Index (Linked)
Account Value [Line Items]
Account Value	15,499	12,466	11,123	14,777	11,397	11,702		10,517	11,453	9,245	9,221	10,000
Tax-Managed International Equity Index (Linked)
Account Value [Line Items]
Account Value	15,499	12,466	11,123	14,777	11,397	11,702		10,517	11,453	9,245	9,221	10,000
Tax-Managed International Equity Index (Linked)
Account Value [Line Items]
Account Value	15,499	12,466	11,123	14,777	11,397	11,702		$ 10,517	$ 11,453	$ 9,245	$ 9,221	$ 10,000
Tax-Managed Real Assets Blended Benchmark
Account Value [Line Items]
Account Value	14,215	11,254	11,564	12,498	8,623	10,494	10,000
Tax-Managed Real Assets Blended Benchmark
Account Value [Line Items]
Account Value	14,215	11,254	11,564	12,498	8,623	10,494	10,000
Tax-Managed Real Assets Blended Benchmark
Account Value [Line Items]
Account Value	14,215	11,254	11,564	12,498	8,623	10,494	10,000
Tax-Managed Real Assets Blended Benchmark
Account Value [Line Items]
Account Value	$ 14,215	$ 11,254	$ 11,564	$ 12,498	$ 8,623	$ 10,494	$ 10,000